Operating Context	12 Months Ended
Dec. 31, 2025
Operating Context
Operating Context

1.  OPERATING CONTEXT

1.1  CEMIG

Companhia Energética de Minas Gerais (“CEMIG,” “Parent Company” or “CEMIG Holding”) is a publicly listed company with shares traded on the Level 1 Corporate Governance Segment of the São Paulo Stock Exchange (B3) and on the New York Stock Exchange (NYSE). Its corporate taxpayer identification number (CNPJ) is 17.155.730/0001‑64.

On July 8, 2025, BME – Bolsa y Mercados Españoles Sistemas de Negociación approved CEMIG’s request for the delisting of CEMIG’s shares from the Latin American Securities Market (Latibex), effective on July 10, 2025.

CEMIG is headquartered in Brazil, at Avenida Barbacena, No. 1,200, Santo Agostinho neighborhood, Belo Horizonte, Minas Gerais.

CEMIG, together with its subsidiaries (the “Company”), conducts the following activities:

•         electric power trading;

•         construction and operation of electric power generation, transformation, transmission, distribution, and commercialization systems;

•         distributed generation services and energy efficiency solutions; and

•         gas distribution.

Accordingly, CEMIG and its subsidiaries operate in six reportable segments (Note 5): generation, transmission, trading, distribution, gas, and investees.

The Company’s consolidated financial statements comprise CEMIG and its subsidiaries.

Working Capital

As of December 31, 2025, the Company reported consolidated working capital (as defined as consolidated current assets minus consolidated current liabilities) of R$17 (compared with a negative working capital of R$1,914 as of December 31, 2024). The Company has raised third‑party financing to execute its investment program, mainly the Distribution Development Plan (PDD). Investments in operational assets are capitalized as non‑current assets, affecting the calculation of working capital, which considers only short‑term items.

Management monitors the Company's cash flow and evaluates measures to adjust its liquidity and capital structure, as necessary. The Company has a history of positive operating cash flows and profitability, as presented in our consolidated statements of income and cash flows.

The Company estimates that its cash balances, together with expected cash flows from operating and financing activities, will be sufficient to meet working capital requirements, capital expenditures, debt service, and other cash needs for at least the next 12 months. Additionally, it maintains available credit lines with financial institutions with which it operates.

Based on the facts and circumstances existing as of the reporting date, Management has assessed the Company’s ability to continue as a going concern and believes that its operations expects to generate sufficient cash flows to support its activities for the foreseeable future. Management is not aware of any material uncertainty that may cast significant doubt on the Company’s ability to continue as a going concern. Therefore, these financial statements have been prepared under the going‑concern assumption.

1.2  Equity interests

CEMIG, on December 31, 2025 and December 31, 2024 holds equity interests in the following subsidiaries and jointly controlled entities, all of whose principal activities are construction and operation of systems of generation and transmission, distribution and sale of energy and gas:

Investments December 31,2025	% share	Description
Subsidiaries
CEMIG Geração e Transmissão S.A. (“CEMIG GT” or “CEMIG Geração e Transmissão”)	100.00

Subsidiary engaged in the energy generation and transmission services. Its shares are listed in Brazil, but are not actively traded. CEMIG GT has interests in 68 power plants (60 of which are hydroelectric, 7 are wind power and 1 is solar) and associated transmission lines, most of which are part of the Brazilian national generation and transmission grid system, with total installed generation capacity of 5,517 MW.

UFV Boa Esperança S.A. (“UFV Boa Esperança “)	100.00

Its objects are: (i) installation, operation, maintenance and rental of solar plants; (ii) management of contracts for rental, operation and maintenance of its solar plants; (iii) construction, operation and commercial operation of electricity generation systems; trading of energy, and related services; and (iv) activities in different fields of energy, from whatever source, with a view to commercial operation.

CEMIG Geração Itutinga S.A (“CEMIG Geração Itutinga”)	100.00

A public limited company, a wholly-owned subsidiary of the Company, its purpose is to produce and sell electricity, as a public service concessionaire, through the operation of the Itutinga Power Station, as well as to sell electricity on the free trading market.

CEMIG Geração Camargos S.A (“CEMIG Geração Camargos”)	100.00

A public limited company, a wholly-owned subsidiary of the Company, its purpose is to produce and sell electricity, as a public service concessionaire, through the operation of the Camargos Power Station, as well as to sell electricity on the free trading market.

CEMIG Geração Sul S.A (“CEMIG Geração Sul”)	100.00

A public limited company, a wholly-owned subsidiary of the Company, its purpose is to produce and sell electricity, as a public service concessionaire, through the operation of the Coronel Domiciano, Marmelos, Joasal, Paciência and Piau SHPs, as well as to sell electricity on the free trading market.

CEMIG Geração Leste S.A (“CEMIG Geração Leste”)	100.00

A corporation, a wholly-owned subsidiary of the Company, its purpose is to produce and sell electricity, as a public service concessionaire, through the operation of the Dona Rita, Sinceridade, Neblina, Ervália, Tronqueiras and Peti SHPs, as well as to sell electricity on the free trading market.

CEMIG Geração Oeste S.A (“CEMIG Geração Oeste”)	100.00

A public limited company, a wholly-owned subsidiary of the Company, its purpose is to produce and sell electricity, as a public service concessionaire, through the operation of the Gafanhoto, Cajuru and Martins SHPs, as well as to sell electricity on the free trading market.

Rosal Energia S.A. (“Rosal”)	100.00

Production and sale of electricity, as a public electricity service concessionaire, through the Rosal Hydroelectric Power Plant, located on the border between the states of Rio de Janeiro and Espírito Santo.

Sá Carvalho S.A. (“Sá Carvalho”)	100.00

Production and sale of electricity, as a public electricity service concessionaire, through the Sá Carvalho Hydroelectric Power Plant, located on the Piracicaba River, in the municipality of Antônio Dias, in the state of Minas Gerais.

Horizontes Energia S.A. (“Horizontes”)	100.00	Its objects are: construction, operation and commercial operation of electric power generation systems; trading in energy; and related services.
CEMIG PCH S.A. (“CEMIG PCH”)	100.00

Production and sale of electricity under an independent production regime, through the Pai Joaquim Hydroelectric Power Plant, located on the Araguari River, in the municipalities of Sacramento and Santa Juliana, in the state of Minas Gerais.

CEMIG Trading S.A. (“CEMIG Trading”)	100.00	Marketing and intermediation of energy-related business.
Empresa de Serviços e Comercialização de Energia Elétrica S.A. (“ESCEE”)	100.00	Marketing and intermediation of energy-related business.
CEMIG Geração Poço Fundo S.A. (“Poço Fundo”)	100.00

Production and sale of electricity, under an independent production regime, through the Poço Fundo hydroelectric plant, located on the Machado River, in the municipality of Poço Fundo, in the state of Minas Gerais.

Investments December 31,2025	% share	Description
Central Eólica Praias de Parajuru S.A. (“Praias de Parajuru”)	100.00

Generation and sale of electricity through a wind farm located in the municipality of Beberibe, in the state of Ceará. It has 19 wind turbines, with towers 85 m high. All its energy is sold through Proinfa.

Central Eólica Volta do Rio S.A. (“Volta do Rio”)	100.00

Generation and sale of electricity through the wind farm located in the municipality of Acaraú, in the state of Ceará. It has 28 wind turbines with 65-meter-high towers. All its energy is sold through Proinfa.

CEMIG Distribuição S.A. (“CEMIG D” or “CEMIG Distribuição”)	100.00	Operation of electricity distribution through networks and distribution lines in practically the entire state of Minas Gerais.
Companhia de Gás de Minas Gerais (“Gasmig”)	99.57	Acquisition, transportation and distribution of fuel gas or by-products and derivatives, through a gas distribution concession in the state of Minas Gerais.
CEMIG Sim	100.00

A wholly owned subsidiary of CEMIG that operates in distributed generation and energy solutions, with investments in the acquisition of photovoltaic plants. Currently CEMIG SIM has reached 14,000 customers, providing energy efficiency, optimization and solution services, through studies and project execution, as well as operation and maintenance services for energy supply facilities.

Companhia de Transmissão Centroeste de Minas (“Centroeste”)	100.00	Construction, implementation, operation and maintenance of electricity transmission facilities in the National Interconnected System.
Sete Lagoas Transmissora de Energia S.A. (“Sete Lagoas”)	100.00

Operation of public electricity transmission service concessions, provided through the construction, operation and maintenance of electricity transmission facilities at the Sete Lagoas 4 Substation, in the municipality of Sete Lagoas, Minas Gerais.

UFV Três Marias S.A. (“UFV Três Marias)	100.00	Photovoltaic solar power generation for the distributed generation market.
UFV Fazenda Prudente de Moraes SPE LTDA (“UFV Fazenda Prudente”)	100.00	Photovoltaic solar power generation for the distributed generation market.
UFV Montes Claros Geração de Energia Elétrica Distribuída S.A. (“UFV Duceu”)	100.00	Photovoltaic solar power generation for the distributed generation market.
Sol de Jequitibá SPE LTDA (“UFV Jequitibá I”)	100.00	Photovoltaic solar power generation for the distributed generation market.
Oasis Solar Jequitibá SPE LTDA (“UFV Jequitibá II”)	100.00	Photovoltaic solar power generation for the distributed generation market.
G2 Campo Lindo I Energia S.A. (“UFV Campo Lindo I”)	100.00	Photovoltaic solar power generation for the distributed generation market.
G2 Campo Lindo II Energia S.A (“UFV Campo Lindo II”)	100.00	Photovoltaic solar power generation for the distributed generation market.
G2 Olaria I Energia S.A. (“UFV Olaria I”)	100.00	Photovoltaic solar power generation for the distributed generation market.
G2 Olaria II Energia S.A. (“UFV Olaria II”)	100.00	Photovoltaic solar power generation for the distributed generation market.
UFV Lagoa Grande Geração de Energia Elétrica Distribuída S.A. ("UFV Lagoa Grande")	100.00	Photovoltaic solar power generation for the distributed generation market.
UFV Mato Verde Geração de Energia Elétrica Distribuída S.A. ("UFV Mato Verde")	100.00	Photovoltaic solar power generation for the distributed generation market.
UFV Mirabela Geração de Energia Elétrica Distribuída S.A. ("UFV Mirabela")	100.00	Photovoltaic solar power generation for the distributed generation market.
UFV Porteirinha I Geração de Energia Elétrica Distribuída S.A. ("UFV Porteirinha I")	100.00	Photovoltaic solar power generation for the distributed generation market.
UFV Porteirinha II Geração de Energia Elétrica Distribuída S.A. ("UFV Porteirinha II")	100.00	Photovoltaic solar power generation for the distributed generation market.
UFV Brasilândia Geração de Energia Elétrica Distribuída S.A. ("UFV Brasilândia")	100.00	Photovoltaic solar power generation for the distributed generation market.

Investments December 31,2025	% share	Description
Apolo I SPE Empreendimentos e Energia S.A. ("UFV Apolo I")	100.00	Photovoltaic solar power generation for the distributed generation market.
Apolo II SPE Empreendimentos e Energia S.A. ("UFV Apolo II")	100.00	Photovoltaic solar power generation for the distributed generation market.
SPE Hera Energia e Empreendimentos Imobiliários LTDA. (“UFV Hera”)	100.00	Photovoltaic solar power generation for the distributed generation market.
Jointly Controlled Entities
Guanhães Energia S.A. (“Guanhães Energia”)	49.00

Production and sale of electricity through the implementation and operation of the Dores de Guanhães; Senhora do Porto; and Jacaré Small Hydroelectric Power Plants, located in the municipality of Dores de Guanhães; and Fortuna II, located in the municipality of Virginópolis. All in the state of Minas Gerais.

Paracambi Energética S.A. (“Paracambi”)	49.00

Independent production of electricity, through the implementation and exploitation of the hydraulic potential called PCH Paracambi, located on the Ribeirão das Lages river in the municipality of Paracambi/RJ.

Hidrelétrica Cachoeirão S.A. (“Cachoeirão”)	49.00	Production and sale of electricity, under an independent production regime, through the Cachoeirão Hydroelectric Power Plant, located in Pocrane/MG.
Hidrelétrica Pipoca S.A. (“Pipoca”) (1)	49.00

Independent production of electricity, through the implementation and exploitation of the hydraulic potential called PCH Pipoca, located on the Manhuaçu River, in the municipalities of Caratinga and Ipanema/MG.

Amazônia Energia Participações S.A (“Amazônia Energia”)	74.50

Special-purpose company (SPE), created by the Company, which holds a 74.50% stake, and Light, which holds the remaining 25.50%, for the purpose of acquiring a 9.77% stake in Norte Energia S.A. (“NESA”), the company that holds the concession for the Belo Monte Hydroelectric Power Plant (“Belo Monte HPP”), on the Xingu River, located in the state of Pará.

Aliança Norte Energia Participações S.A. (“Aliança Norte”)	49.00

Special-purpose company (SPE), set up by the Company, which holds a 49.00% stake, and Vale S.A., which holds the remaining 51.00%, for the purpose of acquiring a 9.00% stake in Norte Energia S.A. (“NESA”), the company that holds the concession for the Belo Monte Hydroelectric Power Plant (“Belo Monte HPP”), on the Xingu River, located in the state of Pará.

Transmissora Aliança de Energia Elétrica S.A. (“Taesa”)	21.68	Construction, implementation, operation and maintenance of electricity transmission facilities in all regions of the country, directly and through participation in investees.

Investments December 31,2024	% share	Description
Subsidiaries
CEMIG Geração e Transmissão S.A. (“CEMIG GT” ou “CEMIG Geração e Transmissão”)	100.00

Subsidiary engaged in the energy generation and transmission services. Its shares are listed in Brazil, but are not actively traded. CEMIG GT has interests in 68 power plants (60 of which are hydroelectric, 7 are wind power and 1 is solar) and associated transmission lines, most of which are part of the Brazilian national generation and transmission grid system, with total installed generation capacity of 5,517 MW.

UFV Boa Esperança S.A. (“UFV Boa Esperança“)	100.00

Its objects are: (i) installation, operation, maintenance and rental of solar plants; (ii) management of contracts for rental, operation and maintenance of its solar plants; (iii) construction, operation and commercial operation of electricity generation systems; trading of energy, and related services; and (iv) activities in different fields of energy, from whatever source, with a view to commercial operation.

CEMIG Geração Itutinga S.A (“CEMIG Geração Itutinga”)	100.00

A public limited company, a wholly-owned subsidiary of the Company, its purpose is to produce and sell electricity, as a public service concessionaire, through the operation of the Itutinga Power Station, as well as to sell electricity on the free trading market.

CEMIG Geração Camargos S.A (“CEMIG Geração Camargos”)	100.00

A public limited company, a wholly-owned subsidiary of the Company, its purpose is to produce and sell electricity, as a public service concessionaire, through the operation of the Camargos Power Station, as well as to sell electricity on the free trading market.

CEMIG Geração Sul S.A (“CEMIG Geração Sul”)	100.00

A public limited company, a wholly-owned subsidiary of the Company, its purpose is to produce and sell electricity, as a public service concessionaire, through the operation of the Coronel Domiciano, Marmelos, Joasal, Paciência and Piau SHPs, as well as to sell electricity on the free trading market.

CEMIG Geração Leste S.A (“CEMIG Geração Leste”)	100.00

A corporation, a wholly-owned subsidiary of the Company, its purpose is to produce and sell electricity, as a public service concessionaire, through the operation of the Dona Rita, Sinceridade, Neblina, Ervália, Tronqueiras and Peti SHPs, as well as to sell electricity on the free trading market.

CEMIG Geração Oeste S.A (“CEMIG Geração Oeste”)	100.00

A public limited company, a wholly-owned subsidiary of the Company, its purpose is to produce and sell electricity, as a public service concessionaire, through the operation of the Gafanhoto, Cajuru and Martins SHPs, as well as to sell electricity on the free trading market.

Rosal Energia S.A. (“Rosal”)	100.00

Production and sale of electricity, as a public electricity service concessionaire, through the Rosal Hydroelectric Power Plant, located on the border between the states of Rio de Janeiro and Espírito Santo.

Sá Carvalho S.A. (“Sá Carvalho”)	100.00

Production and sale of electricity, as a public electricity service concessionaire, through the Sá Carvalho Hydroelectric Power Plant, located on the Piracicaba River, in the municipality of Antônio Dias, in the state of Minas Gerais.

Horizontes Energia S.A. (“Horizontes”)	100.00	Its objects are: construction, operation and commercial operation of electric power generation systems; trading in energy; and related services.
CEMIG PCH S.A. (“CEMIG PCH”)	100.00

Production and sale of electricity under an independent production regime, through the Pai Joaquim Hydroelectric Power Plant, located on the Araguari River, in the municipalities of Sacramento and Santa Juliana, in the state of Minas Gerais.

CEMIG Trading S.A. (“CEMIG Trading”)	100.00	Marketing and intermediation of energy-related business.
Empresa de Serviços e Comercialização de Energia Elétrica S.A. (“ESCEE”)	100.00	Marketing and intermediation of energy-related business.
CEMIG Geração Poço Fundo S.A. (“Poço Fundo”)	100.00

Production and sale of electricity, under an independent production regime, through the Poço Fundo hydroelectric plant, located on the Machado River, in the municipality of Poço Fundo, in the state of Minas Gerais.

Central Eólica Praias de Parajuru S.A. (“Praias de Parajuru”)	100.00

Generation and sale of electricity through a wind farm located in the municipality of Beberibe, in the state of Ceará. It has 19 wind turbines, with towers 85 m high. All its energy is sold through Proinfa.

Central Eólica Volta do Rio S.A. (“Volta do Rio”)	100.00

Generation and sale of electricity through the wind farm located in the municipality of Acaraú, in the state of Ceará. It has 28 wind turbines with 65-meter-high towers. All its energy is sold through Proinfa.

CEMIG Distribuição S.A. (“CEMIG D” ou “CEMIG Distribuição”)	100.00	Operation of electricity distribution through networks and distribution lines in practically the entire state of Minas Gerais.
Companhia de Gás de Minas Gerais (“Gasmig”)	99.57	Acquisition, transportation and distribution of fuel gas or by-products and derivatives, through a gas distribution concession in the state of Minas Gerais.
CEMIG Sim	100.00

A wholly owned subsidiary of CEMIG that operates in distributed generation and energy solutions, with investments in the acquisition of photovoltaic plants. Currently CEMIG SIM has reached 14,000 customers, providing energy efficiency, optimization and solution services, through studies and project execution, as well as operation and maintenance services for energy supply facilities.

Investments December 31,2024	% share	Description
Sete Lagoas Transmissora de Energia S.A. (“Sete Lagoas”)	100.00

Operation of public electricity transmission service concessions, provided through the construction, operation and maintenance of electricity transmission facilities at the Sete Lagoas 4 Substation, in the municipality of Sete Lagoas, Minas Gerais.

Photovoltaic power plants (1)	100.00	Photovoltaic solar power generation for the distributed generation market.
Jointly Controlled Entities
Guanhães Energia S.A. (“Guanhães Energia”)	49.00

Production and sale of electricity through the implementation and operation of the Dores de Guanhães; Senhora do Porto; and Jacaré Small Hydroelectric Power Plants, located in the municipality of Dores de Guanhães; and Fortuna II, located in the municipality of Virginópolis. All in the state of Minas Gerais.

Paracambi Energética S.A. ("Paracambi")	49.00

Independent production of electricity, through the implementation and exploitation of the hydraulic potential called PCH Paracambi, located on the Ribeirão das Lages river in the municipality of Paracambi/RJ.

Hidrelétrica Cachoeirão S.A. (“Cachoeirão”)	49.00	Production and sale of electricity, under an independent production regime, through the Cachoeirão Hydroelectric Power Plant, located in Pocrane/MG.
Hidrelétrica Pipoca S.A. (“Pipoca”)	49.00

Independent production of electricity, through the implementation and exploitation of the hydraulic potential called PCH Pipoca, located on the Manhuaçu River, in the municipalities of Caratinga and Ipanema/MG.

Amazônia Energia Participações S.A (“Amazônia Energia”)	74.50

Special-purpose company (SPE), created by the Company, which holds a 74.50% stake, and Light, which holds the remaining 25.50%, for the purpose of acquiring a 9.77% stake in Norte Energia S.A. ("NESA"), the company that holds the concession for the Belo Monte Hydroelectric Power Plant ("Belo Monte HPP"), on the Xingu River, located in the state of Pará.

Aliança Norte Energia Participações S.A. (“Aliança Norte”)	49.00

Special-purpose company (SPE), set up by the Company, which holds a 49.00% stake, and Vale S.A., which holds the remaining 51.00%, for the purpose of acquiring a 9.00% stake in Norte Energia S.A. ("NESA"), the company that holds the concession for the Belo Monte Hydroelectric Power Plant ("Belo Monte HPP"), on the Xingu River, located in the state of Pará.

Transmissora Aliança de Energia Elétrica S.A. (“Taesa”)	21.68	Construction, implementation, operation and maintenance of electricity transmission facilities in all regions of the country, directly and through participation in investees.
UFV Janaúba Geração de Energia Elétrica Distribuída S.A. ("UFV Janaúba")	49.00	Photovoltaic solar power generation for the distributed generation market.
UFV Corinto Geração de Energia Elétrica Distribuída S.A. ("UFV Corinto")	49.00	Photovoltaic solar power generation for the distributed generation market.
UFV Manga Geração de Energia Elétrica Distribuída S.A. ("UFV Manga")	49.00	Photovoltaic solar power generation for the distributed generation market.
UFV Bonfinópolis II Geração de Energia Elétrica Distribuída S.A. ("UFV Bonfinópolis II")	49.00	Photovoltaic solar power generation for the distributed generation market.
UFV Lagoa Grande Geração de Energia Elétrica Distribuída S.A. ("UFV Lagoa Grande")	49.00	Photovoltaic solar power generation for the distributed generation market.
UFV Lontra Geração de Energia Elétrica Distribuída S.A. ("UFV Lontra")	49.00	Photovoltaic solar power generation for the distributed generation market.
UFV Mato Verde Geração de Energia Elétrica Distribuída S.A. ("UFV Mato Verde")	49.00	Photovoltaic solar power generation for the distributed generation market.
UFV Mirabela Geração de Energia Elétrica Distribuída S.A. ("UFV Mirabela")	49.00	Photovoltaic solar power generation for the distributed generation market.
UFV Porteirinha I Geração de Energia Elétrica Distribuída S.A. ("UFV Porteirinha I")	49.00	Photovoltaic solar power generation for the distributed generation market.
UFV Porteirinha II Geração de Energia Elétrica Distribuída S.A. ("UFV Porteirinha II")	49.00	Photovoltaic solar power generation for the distributed generation market.
UFV Brasilândia Geração de Energia Elétrica Distribuída S.A. ("UFV Brasilândia")	49.00	Photovoltaic solar power generation for the distributed generation market.
Apolo I SPE Empreendimentos e Energia S.A. ("UFV Apolo I")	49.00	Photovoltaic solar power generation for the distributed generation market.
Apolo II SPE Empreendimentos e Energia S.A. ("UFV Apolo II")	49.00	Photovoltaic solar power generation for the distributed generation market.
G2 Campo Lindo I Energia S.A. ("UFV Campo Lindo I")	49.00	Photovoltaic solar power generation for the distributed generation market.
G2 Campo Lindo II Energia S.A. ("UFV Campo Lindo II")	49.00	Photovoltaic solar power generation for the distributed generation market.
G2 Olaria I Energia S.A. ("UFV Olaria I")	49.00	Photovoltaic solar power generation for the distributed generation market.

1.3  Concessions and Authorizations

CEMIG, through its subsidiaries, holds the following public service concessions and authorizations:

	Company holding concession or authorization	Concession or authorization contract	Expiration date
POWER GENERATION

Hydroelectric plants
Theodomiro Carneiro Santiago (1)	CEMIG GT	07/1997	05/2027
Nova Ponte (1)	CEMIG GT	07/1997	08/2027
Sá Carvalho (1)	Sá Carvalho	01/2004	08/2026
Rosal (1)	Rosal Energia	01/1997	12/2035
PCH Pai Joaquim (1)	CEMIG PCH	Authorizing Resolution 377/2005	04/2032
Irapé (1)	CEMIG GT	14/2000	09/2037
Queimado (Consortium) (1)	CEMIG GT	06/1997	06/2034
Poço Fundo (1)	Poço Fundo	01/2021	05/2052
Três Marias (2)	CEMIG Geração Três Marias	08/2016	01/2053
Salto Grande (2)	CEMIG Geração Salto Grande	09/2016	01/2053
Itutinga (2)	CEMIG Geração Itutinga	10/2016	01/2053
Camargos (2)	CEMIG Geração Camargos	11/2016	01/2053
Coronel Domiciano (2)
Joasal (2)			04/2047
Paciência (2)
Piau (2)
Dona Rita (2)			07/2050
Ervália (2)			04/2047
Neblina (2)	CEMIG Geração Leste	14/2016 and 15/2016	01/2053
Peti (2)			03/2047
Tronqueiras (2)
Cajurú, Gafanhoto and Martins (2)	CEMIG Geração Oeste	16/2016	01/2053

Wind power plants
Central Geradora Eólica Praias de Parajuru (3)	Praias de Parajuru	Resolution 526/2002	09/2032
Central Geradora Eólica Volta do Rio (3)	Volta do Rio	Resolution 660/2001	01/2031

	Company holding concession or authorization	Concession or authorization contract	Expiration date
POWER TRANSMISSION
National grid (4)	CEMIG GT	006/1997	01/2043
Itajubá Substation (4)	CEMIG GT	79/2000	10/2030
Furnas - Pimenta - Transmission line (4)	Centroeste	004/2005	03/2035
Subestação Sete Lagoas 4 (4)	Sete Lagoas	006/2011	06/2041
Governador Valadares 6 – Verona – Transmission line	Centroeste	001/2023	03/2053

ENERGY DISTRIBUTION	CEMIG D	002/1997	12/2045
003/1997
004/1997
005/1997

GAS DISTRIBUTION	Gasmig	State Law 11,021/1993	01/2053

(1)

These generation concession agreements are outside the scope of IFRIC 12 because the grantor does not control (i) the services to be provided, to whom, and at what price, nor (ii) the significant residual interest in the infrastructure at the end of the arrangement. Accordingly, the related infrastructure is accounted for as property, plant and equipment.

(2)	Refers to energy generation concession contracts which related concession bonus is recognized as a financial asset under the concession arrangement. (See note n° 5)
(3)

Refer to concessions, by means of authorization, of wind power generation in the independent production modality, treated in the scope of Program to Encourage Alternative Sources of Electricity (Programa de Incentivo às Fontes Alternativas de Energia Elétrica, or ‘Proinfa’). The assets linked to the exploration right are recognized as property, plant and equipment. The exploration authorization rights are classified in the consolidated balance sheet as intangible assets.

(4)

These refer to power transmission concession agreements which, in accordance with IFRS 15, are classified as contract assets because the consideration is conditional upon the satisfaction of performance obligations in providing the electric energy transmission service.

a)      Generation concessions

In the Generation business, the Company earns revenue from the sale of energy from its plants in the regulated market (Ambiente de Contratação Regulada, or ‘ACR’) and in the free market (Ambiente de Contratação Livre, or ‘ACL’). While in the regulated environment the transactions occur by means of centralized and public auctions, in the free environment the negotiations are bilateral between market participants.

There is also revenue from the spot market, which remunerates agents uncontracted electricity, which is settled at the Spot Price (Preço de Liquidação das Diferenças, or ‘PLD’).

Statement of interest in extension of concession

CEMIG GT, with the aim of securing its right to renew the generation concessions expiring in 2026 and 2027, submitted expressions of interest for the extension of the concessions of the Sá Carvalho, Theodomiro Carneiro Santiago, and Nova Ponte Hydropower Plants (UHEs).

With respect to UHE Sá Carvalho, expressions of interest were filed in February 2023 under the mechanism of transfer of corporate control, pursuant to Decree No. 9,271/2018, and, additionally, in July 2023, under the Physical Guarantee Quota regime, as provided for in Law No. 12,783/2013.

For UHEs Theodomiro Carneiro Santiago and Nova Ponte, CEMIG GT reiterated, in correspondence sent to the Ministry of Mines and Energy (MME) and to ANEEL in July 2023, its interest in extending the respective concessions under the Physical Guarantee Quota regime. In November 2023, additional submissions were made considering the modality of transferring the corporate control of the plants.

With the enactment of Law No. 15,269/2025, and which includes provisions addressing when certain measures become effective and/or are to be implemented, a new possibility for concession renewal was established, at the discretion of the Granting Authority, allowing the concessions to be extended for up to 30 years, subject to the payment of an upfront concession bonus. The implementation of this renewal alternative is expected to depend on further regulation and the issuance of specific rules and conditions by the competent authorities. As of the date of this report, the Company understands that the specific implementing rules and conditions applicable to the renewal process under Law No. 15,269/2025 including, as applicable, the criteria and terms for the calculation and payment of the upfront concession bonus are still under discussion. Accordingly, the Company will assess the potential impacts after the manifestation from the competent authorities.

Accordingly, in November 2025, CEMIG GT submitted correspondence to the MME and ANEEL expressing its interest in renewing the concessions of the Sá Carvalho, Theodomiro Carneiro Santiago, and Nova Ponte UHEs pursuant to Law No. 15,269/2025.

The renewal processes for UHEs Theodomiro Carneiro Santiago and Nova Ponte are currently under evaluation by ANEEL, while the process related to UHE Sá Carvalho is under review by the MME.

The Company emphasizes that such expressions of interest are intended to secure the right to a potential extension of Concession Contracts Nos. 01/2004 and 07/1997 for up to 30 years, in accordance with applicable legislation and at the discretion of the Granting Authority.

The Company also highlights that any decision on the matter will depend on the publication, by the MME and ANEEL, of the conditions applicable to the extension of the concessions, which will be submitted to deliberation by the Company’s competent governance bodies if and when such conditions are issued, the Company will assess whether any resulting impacts are material and whether additional disclosures are required.

Finally, the submission of these expressions of interest does not suspend the ongoing assessment of other legal alternatives for the extension of the concessions approaching expiration.

b)     Transmission concessions

Under the transmission concession contracts, the Company, through its subsidiaries, is authorized to charge a Tariff for use of the Transmission System (Tarifa de Uso do Sistema de Transmissão, or ‘TUST’). Tariffs are adjusted annually on the same date as the Permitted Annual Revenue (“RAP”) is adjusted. This tariff is in effect from July 1 of each year, upon its publication, until June 30 of the subsequent year.

The payment for use of transmission service also applies to generation provided by the Itaipu Binacional. However, due to the legal characteristics of that plant, the corresponding charges are assumed by the holders of distribution concessions that hold quotas of its output.

c)      Electricity distribution concessions

The CEMIG D operates the concession for the distribution of energy in most of the State of Minas Gerais, which expires in December 2045.

According to the concession contract, all assets and facilities that are used in the provision of the distribution service and which have been constructed by the concession holder are considered revertible and part of the assets of the related concession. These assets are automatically reverted to the Grantor at the end of the contract and are then valued to determine the amount of the indemnity payable to CEMIG D, subject to the amounts and the dates on which they were incorporated into the energy system.

CEMIG D does not have obligations to make compensatory payments for commercial operation of the distribution concessions but has to comply with requirements related to quality, and investments made, in accordance with the concession contract.

The concession contracts and the Brazilian legislation establish a mechanism of maximum prices that allows for three types of adjustments to tariffs: (i) an annual tariff adjustment; (ii) periodic review of tariffs; and (iii) extraordinary reviews.

Each year the CEMIG D has the right to request for the annual tariff adjustment, the purpose of which is to compensate for the effects of inflation on the tariffs, and to allow for certain changes in costs that are outside the CEMIG D’s control to be passed through to customers - for example the cost of energy purchased for resale and sector charges including charges for the use of the transmission and distribution facilities.

Also, ANEEL performs a periodic review of tariffs every five years, which aims to adjust due to changes in the CEMIG D’s costs, and to establish a factor based on scale gains, which will be applied in the annual tariff adjustments, for the purpose of sharing such gains with the CEMIG D’s customers.

CEMIG D also has the right to request an extraordinary review of tariffs in the event that any unforeseen development significantly affects the economic-financial equilibrium of the concession. The Periodic Review and the Extraordinary Review are subject, to a certain degree, to the discretion of the grantor, although there are pre-established provisions for each revision cycle.

Under the distribution concession contracts, the CEMIG D is authorized to charge customers a tariff consisting of two components: (i) A component related to costs of energy purchased for resale, charges for use of the transmission grid and charges for use of the distribution system that are not under its control (‘Parcel A costs’); and (ii) a portion relating to operating costs (‘Parcel B costs’).

Fifth Amendment to concession contract

On December 21, 2015, CEMIG D signed, with the Mining and Energy Ministry, the Fifth Amendment to its concession contracts, extending its energy distribution concessions for an additional 30 years, starting January 1, 2016.

The principal characteristics and terms of the Amendment are as follows:

•        The annual tariff adjustment will occur on May 28 of each year, according to the rules set for in Clause 6 of the Amendment will be applied.

•        Limitation on dividend distributions and/or interest on equity payments to the minimum required by law, in the event of non-compliance with the annual indicators for outages (DECi and FECi) for two consecutive years, or three times in a period of five years, until the regulatory parameters are restored.

•        There is a requirement for injections of capital from the parent company in an amount sufficient to meet the minimum conditions for economic and financial sustainability.

•        The requirement of compliance with efficiency criteria related to the continuity of supply and economic and financial management to maintain the concession, respecting the right to full defense and the adversary in case of non-compliance, being that any non-compliance for three consecutive years for the criteria of efficiency in the continuity of supply and two consecutive years for the criteria of efficiency in economic and financial management will result in the opening of a process of forfeiture of the concession.

Annual Tariff Adjustment

On May 20, 2025, ANEEL approved the results of CEMIG D’s Annual Tariff Adjustment, effective until May 27, 2026, with an average effect to be perceived by customers of 7.78%. The average impact was 9.45% for customers connected to High and medium voltage and 7.03% for customers connected to Low Voltage, with residential customers in the Low voltage segment experiencing an average adjustment of 6.86%

Voltage level	Average effect on customers
High and medium voltage - Group A	9.45%
Low voltage - Group B	7.03%
Average adjustment	7.78%

This result arises from the adjustment of the cost components of Parcel A and Parcel B, calculated in accordance with the PRORET (Tariff Regulation Procedures) for determining the Required Revenue; from the inclusion of the financial components calculated in the current tariff adjustment to be offset over the subsequent 12 months; and from the removal of the financial components established in the previous tariff process, which remained in effect until the date of the tariff adjustment under review.

In the composition of the average tariff effect, the variation in Parcel A costs contributed 6.12%, the update of Parcel B accounted for 1.36%—reflecting, among other factors, the accumulated IPCA inflation rate of 5.53% for the period from May 2024 to April 2025—and the financial components accounted for the remaining 0.3%.

d)     Gas distribution concessions

Gasmig has the concession for commercial operation of industrial, institutional and residential piped gas services in the State of Minas Gerais for a period of 30 years, extendable under the terms of its concession contract, as from the publication of State Law 11,021 of January 11, 1993. On December 26, 2014, the second amendment to the concession contract was signed, and the concession period was extended until January 10, 2053.

The concessions for distribution of natural gas are granted by each Brazilian state. In the state of Minas Gerais, the tariffs for natural gas are set by the regulator, the State’s Economic Development Secretariat, by market segment. The tariffs are comprised of a portion for the cost of gas and a portion for the distribution of gas.

Each quarter the tariffs are adjusted to pass through the cost of gas, and once a year they are adjusted to update the portion allocated to cover the costs relating to the provision of the distribution service - remuneration of invested capital and to cover all the operating, commercial and administrative expenses of Gasmig.

In addition to these adjustments, there are periodic reviews of tariffs. These reviews may occur every five years from the end of the first cycle, to evaluate the changes in the costs of Gasmig and update the tariffs. The concession contract also specifies the possibility of an extraordinary review of tariffs if any event occurs that puts the economic-financial balance of the concession at risk.

Gas distribution tariff readjustments

During the 2025 fiscal year, the State’s Economic Development Secretariat issued some Resolutions for adjustments on the gas tariff, as follows:

Resolution	Start of term	Average reduction according to consumption and tariff categories.
N. 7, of January 24, 2025	February 1, 2025	Between 5.34% and 6.17% increase for the urban market. Between 0.18% and 1.32% decrease for the other categories.
N. 15, of April 30, 2025	May 1, 2025	Between 0.78% and 1.18% increase
N. 41, of August 1, 2025	August 1, 2025	Between 5.9% and 7.4% decrease
N. 69, of November 4, 2025	November 1, 2025	Between 4.4% and 6.6% decrease

e)      Onerous concessions

When obtaining the concessions for construction of certain generation projects, CEMIG GT is required to make payments to the grantor over the period of the contract or for up to 5 years upon signature of the concession contract for plants with installed capacity between 1 and 50 MW, as compensation for the right to operate them.

Concessions fees are paid monthly to the grantor for an amount that changes over time. These payments are recognized as an intangible asset, representing a right to operate the concession and to charge users through the concession period. They are recognized from the contract signature date at the present value of future payment obligations.

Project	Period of the concession + extension	Nominal value in Dec. 31,2025	Present value in Dec. 31,2025	Interest	Updating indexer	Amounts paid in 2025	Amounts paid in 2024
				%
Irapé	March 2006 to September 2037	42	22	100	IGPM	3	3.3
Queimado (Consortium)	January 2004 to June, 2034	9	5	82.5	IGPM	1	1

The rate used by the CEMIG GT to discount the above liabilities to its present value was 12.50%, and represents the average cost of funding under usual conditions on the date of registration of each concession.

Additionally, CEMIG GT generates energy from four hydroelectric plants that have the capacity of 5MW or less, and thus under Law 9,074/95, these are dispensed from concession, permission or authorization, and do not have a final concession date.

f)       Distributed generation

In 2012, through ANEEL Normative Resolution 482, ANEEL implemented the Electricity Compensation System (SCEE) to encourage the generation of renewable energy. This system allows the energy injected by consumer units with distributed micro- or mini-generation to be provided at no charge to the local distributor and then offset against electricity consumption.

To access the benefits of the SCEE, users must request the connection to the local distribution network. Upon approval of the documentation and completion of the necessary services, final technical and commercial conditions will be presented by the distributor in the issuance of the Access Report, which also guarantees the reservation of the intended load and/or generation.